UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	10/31/2012

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of October 31, 2012 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit — 14.4%
$3,000	Bank of Nova Scotia 0.518%, 11/09/12(a)	$ 3,000,158
4,000	Bank of Nova Scotia Houston 0.214%, 10/16/13(a)	4,000,421
800	0.739%, 09/17/13(a)	802,150
5,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.410%, 11/19/12	5,000,524
5,000	Branch Banking and Trust Co. 0.270%, 11/30/12	5,000,000
4,000	Canadian Imperial Bank of Commerce 0.373%, 01/30/13(a)	4,000,000
2,000	0.735%, 11/21/12(a)	2,000,276
5,000	Credit Suisse (NY Branch) 0.713%, 01/30/13(a)	5,000,000
1,000	0.815%, 07/25/13(a)	1,000,000
5,000	DNB Bank ASA 0.240%, 01/02/13	5,000,000
1,000	John Deere Capital Corp. 0.490%, 07/15/13(a)	1,001,200
4,000	Mizuho Corp. Bank (USA) 0.340%, 11/01/12	4,000,000
1,000	National Australia Bank Ltd. 0.542%, 12/28/12(a)	999,508
5,000	Nordea Bank Finland PLC 0.240%, 02/05/13	5,000,000
5,000	Rabobank Nederland (NY Branch) 0.593%, 05/02/13(a)	4,999,875
6,000	Royal Bank of Canada (NY Branch) 0.397%, 07/11/13(a)	6,000,000
4,000	Skandinaviska Enskilda Banken AB 0.430%, 11/19/12	4,000,140
5,000	Societe Generale 0.300%, 12/03/12	5,000,000
5,000	State Street Bank & Trust Co. 0.200%, 01/02/13	5,000,000
3,000	Sumitomo Mitsui Banking Corp. 0.310%, 12/11/12	3,000,000
2,000	0.310%, 12/12/12	2,000,000
3,075	0.360%, 12/21/12	3,075,171
4,000	Sumitomo Mitsui Trust Bank Ltd. (NY Branch) 0.350%, 11/08/12	4,000,109
2,000	Svenska Handelsbanken AB 0.245%, 01/22/13	2,000,000
5,000	0.245%, 01/25/13	5,000,059
870	0.775%, 01/18/13(a)	870,780
5,000	Toronto Dominion Bank 0.314%, 07/26/13(a)	5,000,000

		95,750,371

Commercial Paper — 14.0%
4,000	ABN AMRO Funding USA LLC, 144A 0.451%, 01/03/13(b)	3,996,850
1,000	0.481%, 01/16/13(b)	998,987
2,000	BHP Billiton Finance (USA) Ltd., 144A 0.200%, 11/08/12(b)	1,999,922
2,000	0.200%, 11/14/12(b)	1,999,856
4,000	0.200%, 11/28/12(b)	3,999,400
4,000	Commonwealth Bank of Australia, 144A 0.230%, 01/25/13(b)	3,997,828
5,000	Credit Agricole North America, Inc. 0.350%, 11/02/12(b)	4,999,951
3,000	DNB Bank ASA, 144A 0.519%, 09/20/13(a)	3,000,000
1,000	Electricite de France, 144A 0.430%, 01/03/13(b)	999,247
5,000	0.430%, 01/11/13(b)	4,995,760
5,000	GDF Suez, 144A 0.270%, 01/28/13(b)	4,996,700
2,000	GlaxosmithKline Finance PLC, 144A 0.200%, 11/08/12(b)	1,999,922
5,000	HSBC USA, Inc. 0.310%, 11/14/12(b)	4,999,441
3,000	0.310%, 11/20/12(b)	2,999,509
7,000	ING US Funding LLC 0.325%, 12/10/12(b)	6,997,535
6,000	JPMorgan Chase & Co. 0.366%, 03/11/13(a)	6,000,000
2,000	Old Line Funding LLC, 144A 0.200%, 11/02/12(b)	1,999,989
1,000	Sanofi Aventis, 144A 0.200%, 11/06/12(b)	999,972
2,000	0.200%, 12/20/12(b)	1,999,456
4,000	Siemens Capital Co. LLC, 144A 0.190%, 12/13/12(b)	3,999,113
6,000	Skandinaviska Enskilda Banken AB, 144A 0.350%, 11/01/12(b)	6,000,000
1,000	Standard Chartered Bank, 144A 0.401%, 11/13/12(b)	999,867
3,000	State Street Corp. 0.200%, 11/26/12(b)	2,999,583
3,000	Swedbank AB 0.275%, 02/26/13(b)	2,997,319
3,000	0.305%, 11/29/12(b)	2,999,288
3,000	Toyota Motor Credit Corp. 0.250%, 12/11/12(b)	2,999,167
6,000	U.S. Bank National Association 0.170%, 12/12/12(b)	6,000,000

		92,974,662

Other Instrument - Agency Bond — 0.7%
4,327	Citigroup Funding, Inc., FDIC, Gtd. Notes 2.250%, 12/10/12(c)	4,336,408

Other Notes — 4.5%
2,000	Australia & New Zealand Banking Group Ltd, 144A 2.400%, 01/11/13	2,008,103
2,000	Bank of Nova Scotia Houston 0.433%, 01/11/13(a)	1,999,830
1,457	General Electric Capital Corp., MTN 2.800%, 01/08/13	1,463,836
7,000	MetLife Institutional Funding II, 144A 0.605%, 04/03/13(a)	7,000,000
2,600	New York Life Global Funding, 144A, MTN 2.250%, 12/14/12	2,605,784
2,500	Toyota Motor Credit Corp., MTN 0.505%, 04/03/13(a)	2,500,000
2,500	0.638%, 11/09/12(a)	2,500,000
2,000	Wachovia Corp., MTN 2.215%, 05/01/13(a)	2,017,023
3,000	Wells Fargo & Co. 4.375%, 01/31/13	3,029,287
5,000	Westpac Banking Corp., 144A, MTN 0.814%, 06/14/13(a)	5,012,466

		30,136,329

Time Deposit — 1.4%
9,000	U.S. Bank National Association 0.150%, 11/01/12	9,000,000

U.S. Government Agency Obligations — 35.8%
3,000	Federal Farm Credit Bank 0.152%, 09/19/13(a)	2,999,732
7,000	Federal Home Loan Bank 0.110%, 01/17/13(b)	6,998,353
3,000	0.120%, 01/14/13(b)	2,999,260
2,000	0.120%, 01/15/13(b)	1,999,500
5,000	0.120%, 02/08/13(b)	4,998,350
8,000	0.123%, 01/09/13(b)	7,998,114
8,000	0.138%, 01/11/13(b)	7,997,831
6,000	0.139%, 01/16/13(b)	5,998,239
10,000	0.139%, 01/25/13(b)	9,996,713
5,000	0.140%, 11/28/12(b)	4,999,475
2,000	0.145%, 01/18/13(b)	1,999,372
6,000	0.150%, 01/23/13(b)	5,997,925
2,000	0.154%, 04/04/13(a)	1,999,579
3,000	0.160%, 02/08/13	2,999,557
4,000	0.190%, 11/23/12(b)	3,999,536
1,100	0.190%, 01/14/13	1,099,969
4,000	0.195%, 04/25/13(a)	4,000,000
2,000	0.200%, 11/15/12	2,000,012
4,000	0.200%, 01/11/13	3,999,969
7,000	0.201%, 09/19/13(a)	6,998,360

3,000	0.210%, 01/08/13	3,000,326
1,000	0.228%, 08/13/13(a)	999,649
3,000	1.625%, 11/21/12	3,002,365
4,000	Federal Home Loan Mortgage Corp. 0.120%, 01/08/13(b)	3,999,093
7,000	0.120%, 01/15/13(b)	6,998,250
3,000	0.130%, 11/14/12(b)	2,999,859
4,000	0.130%, 11/15/12(b)	3,999,798
4,000	0.130%, 02/12/13(b)	3,998,512
13,000	0.139%, 11/27/12(b)	12,998,693
3,000	0.140%, 11/20/12(b)	2,999,778
2,000	0.140%, 01/29/13(b)	1,999,308
4,000	0.140%, 02/20/13(b)	3,998,273
2,000	0.150%, 11/13/12(b)	1,999,900
4,000	0.150%, 02/26/13(b)	3,998,050
2,000	0.150%, 03/19/13(b)	1,998,850
4,000	0.150%, 03/26/13(b)	3,997,583
12,000	0.154%, 11/02/12(a)	12,000,009
11,000	0.154%, 09/13/13(a)	10,997,982
1,000	0.164%, 06/03/13(a)	1,000,003
2,000	0.164%, 06/17/13(a)	2,000,013
3,000	0.170%, 01/07/13(b)	2,999,051
3,000	1.375%, 01/09/13	3,006,586
7,000	Federal National Mortgage Association 0.129%, 01/14/13(b)	6,998,150
8,000	0.135%, 02/19/13(b)	7,996,700
6,000	0.140%, 12/17/12(b)	5,998,927
8,000	0.150%, 02/14/13(b)	7,996,500
4,000	0.150%, 05/01/13(b)	3,996,983
5,000	0.170%, 01/23/13(b)	4,998,040
9,500	0.175%, 01/09/13(b)	9,496,818
3,000	0.375%, 12/28/12	3,000,850

		237,554,745

U.S. Government Treasury Securities — 4.2%
4,000	U.S. Treasury Bills 0.106%, 01/10/13(b)	3,999,175
7,000	0.108%, 01/24/13(b)	6,998,238
4,000	0.113%, 01/31/13(b)	3,998,863
1,000	U.S. Treasury Notes 0.500%, 11/30/12	1,000,255
10,000	1.375%, 01/15/13	10,024,836
2,000	2.875%, 01/31/13	2,013,311

		28,034,678

Repurchase Agreements(d) — 25.6%
7,000	BNP Paribas Securities Corp. 0.200%, dated 10/26/12, due 11/02/12, in the amount of $7,000,272	7,000,000
13,000	BNP Paribas Securities Corp. 0.240%, dated 10/31/12, due 11/07/12, in the amount of $13,000,607	13,000,000

8,000	Deutsche Bank Securities, Inc. 0.200%, dated 10/03/12, due 11/05/12, in the amount of $8,001,467	8,000,000
5,000	Deutsche Bank Securities, Inc. 0.220%, dated 10/11/12, due 11/13/12, in the amount of $5,001,008(e)	5,000,000
8,000	Deutsche Bank Securities, Inc. 0.250%, dated 10/29/12, due 11/05/12, in the amount of $8,000,389	8,000,000
7,000	Deutsche Bank Securities, Inc. 0.250%, dated 10/31/12, due 11/07/12, in the amount of 7,000,340	7,000,000
5,000	Goldman Sachs & Co. 0.190%, dated 10/26/12, due 11/02/12, in the amount of $5,000,185	5,000,000
4,000	Goldman Sachs & Co. 0.250%, dated 10/29/12, due 11/05/12, in the amount of $4,000,194	4,000,000
7,000	Goldman Sachs & Co. 0.250%, dated 10/31/12, due 11/07/12, in the amount of $7,000,340	7,000,000
25,271	HSBC Securities (USA), Inc. 0.350%, dated 10/31/12, due 11/01/12, in the amount of $25,271,246	25,271,000
7,000	Morgan Stanley & Co., Inc. 0.220%, dated 10/26/12, due 11/02/12, in the amount of $7,000,299	7,000,000
12,000	Morgan Stanley & Co., Inc. 0.250%, dated 10/31/12, due 11/07/12, in the amount of $12,000,583	12,000,000
25,000	Morgan Stanley & Co., Inc. 0.350%, dated 10/31/12, due 11/01/12, in the amount of $25,000,243	25,000,000
4,000	UBS Securities LLC 0.200%, dated 10/19/12, due 11/19/12, in the amount of $4,000,689(e)	4,000,000
8,000	UBS Securities LLC 0.220%, dated 10/24/12, due 11/26/12, in the amount of $8,001,613(e)	8,000,000
7,000	UBS Securities LLC 0.220%, dated 10/26/12, due 11/02/12, in the amount of $7,000,299	7,000,000
11,000	UBS Securities LLC 0.250%, dated 10/31/12, due 11/06/12, in the amount of $11,000,458	11,000,000
7,000	UBS Securities LLC 0.250%, dated 10/31/12, due 11/07/12, in the amount of $7,000,340	7,000,000

		170,271,000

	TOTAL INVESTMENTS — 100.6% (amortized cost $668,058,193)(f)	668,058,193
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6%)	(3,989,828)

	NET ASSETS — 100.0%	$ 664,068,365

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	FDIC—Guarantee issued under temporary liquidity guarantee program.
(d)	Repurchase agreements are collateralized by FHLB (coupon rate 0.00%, maturity date 04/24/13), FHLMC (coupon rates 3.000%-7.000%, maturity dates 01/01/18-11/01/42), FNMA (coupon rates 2.500%-6.500%, maturity dates 09/01/13-10/01/42), GNMA (coupon rates 4.000%-5.500%, maturity dates 10/20/26-07/20/42), and U.S. Treasury Security (coupon rate 2.375%, maturity date 01/15/25), with the aggregate value, including accrued interest, of $173,762,040.
(e)	Indicates a security that has been deemed illiquid.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$95,750,371	$—
Commerical Paper	—	92,974,662	—
Other Instrument - Agency Bond	—	4,336,408	—
Other Notes	—	30,136,329	—
Time Deposit	—	9,000,000	—
U.S. Government Agency Obligations	—	237,554,745	—
U.S. Government Treasury Securities	—	28,034,678	—
Repurchase Agreements	—	170,271,000	—

Total	$—	$668,058,193	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may by delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 20, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2012

*	Print the name and title of each signing officer under his or her signature.